BORROWINGS AND FINANCE LEASES - Future Maturities of Finance Leases (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	€ 96	€ 111
Amounts representing interest	(9)	(10)
Present value of minimum lease payments	87	101
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	24	25
After one year but not more than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	46	56
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	€ 26	€ 30